Loans and Allowance for Loan Losses, Based on Impairment Review Method (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Ending allowance balance attributable to loans [Abstract]
Individually evaluated for impairment	$ 0	$ 0
Collectively evaluated for impairment	44,766	44,170
Total ending allowance balance	44,766	44,170	$ 43,890	$ 44,762
Loans [Abstract]
Individually evaluated for impairment	22,288	24,280
Collectively evaluated for impairment	3,851,808	3,612,127
Total ending loans balance	3,874,096	3,636,407
Commercial [Member]
Ending allowance balance attributable to loans [Abstract]
Individually evaluated for impairment	0	0
Collectively evaluated for impairment	4,048	4,324
Total ending allowance balance	4,048	4,324	4,929	4,491
Loans [Abstract]
Individually evaluated for impairment	1,424	2,248
Collectively evaluated for impairment	194,722	183,959
Total ending loans balance	196,146	186,207
Real Estate Mortgage - 1 to 4 Family [Member]
Ending allowance balance attributable to loans [Abstract]
Individually evaluated for impairment	0	0
Collectively evaluated for impairment	39,772	39,077
Total ending allowance balance	39,772	39,077	38,231	39,753
Loans [Abstract]
Individually evaluated for impairment	20,864	22,032
Collectively evaluated for impairment	3,645,384	3,419,405
Total ending loans balance	3,666,248	3,441,437
Installment [Member]
Ending allowance balance attributable to loans [Abstract]
Individually evaluated for impairment	0	0
Collectively evaluated for impairment	946	769
Total ending allowance balance	946	769	$ 730	$ 518
Loans [Abstract]
Individually evaluated for impairment	0	0
Collectively evaluated for impairment	11,702	8,763
Total ending loans balance	$ 11,702	$ 8,763